Statements of Income (Southwestern Montana Financial Center, Inc.) - USD ($)	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Southwestern Montana Financial Center, Inc. [Member]
REVENUE
Commission income	$ 1,527,100	$ 1,519,195
OPERATING EXPENSES
Salaries and wages	998,897	973,795
General and administrative expenses	406,420	461,745
Marketing and advertising	4,073	5,525
Depreciation and amortization	30,311	27,815
Loss on sale of assets		9,400
Total operating expenses	1,439,701	1,478,280
Income loss from operations	87,399	40,915
OTHER EXPENSE
Interest expense	6,928	3,650
Net income (loss)	$ 80,471	$ 37,265